UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORDS OF REGISTRED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

803 West Michigan Street
Milwaukee, WI 53233
(Address of Principal Executive Offices, including Zip Code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: (414) 299-2295

Date of fiscal year end:	October 31

Date of reporting period:	June 30, 2010

Item 1.  Proxy Voting Record.

Form N-PX	Proxy Voting Records
Fund Name:	EuroPac International Value Fund
Reporting Period:	4/7/10* to 6/30/10
*The Fund commenced operations on April 7, 2010.

Issuer:	Cresent Point Energy
Ticker:	CPG:CN
CUSIP:	225908 10 2
Meeting Date:	5/31/2010

Ballot Issue		Description	Proponent	Vote Cast	Mgmt Rec

1.1		Elect Director Peter Bannister	Management	For	For
1.2		Elect Director Paul Colborne	Management	For	For
1.3		Elect Director Kenny F. Cugnet	Management	For	For
1.4		Elect DirectorGerald A. Romanzin	Management	For	For
1.5		Elect DirectorGregory G. Turnbull	Management	For	For
1.6		Elect DirectorScott Saxberg	Management	For	For
1.7		Elect DirectorD. Hugh Gillard	Management	For	For

2		Appoint Pricewaterhousecoppers LLP as auditors fo the coporation and authorize the BOD of the corporation to fix their renumeration.	Management	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Managers Series Trust

By:	/s/ RITA DAM
Title:	Treasurer
Date:	August 25, 2010